OPERATING ASSETS AND LIABILITIES - PROPERTY, PLANT AND EQUIPMENT - Deprecation and Impairment Losses (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	DKK 2,755	DKK 2,558
Cost of goods sold
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	2,091	1,952
Sales and distribution costs
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	76	51
Research and development costs
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	525	493
Administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	57	57
Other operating income, net
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	DKK 6	DKK 5